Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Loss before income taxes	$ (59,200,000)	$ (94,900,000)	$ (347,800,000)	$ (24,800,000)
Current Income Tax Expense (Benefit)			0	0
Deferred income tax expense (benefit)			0	0
Valuation allowance			47,100,000	7,200,000
Unrecognized tax benefits			0	0
Income tax matters accrued interest or penalties			0	0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			81,400,000	27,000,000.0
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount			3,900,000	2,100,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			76,700,000	26,700,000
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount			$ 3,100,000	$ 800,000